TRANSACTIONS WITH RELATED PARTIES (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Related party balances		$ 247	$ 206
Long-term loan from related parties		0	444
Related party balances [Member]
Related Party Transaction [Line Items]
Related party balances	[1]	247	206
Other loans [Member]
Related Party Transaction [Line Items]
Long-term loan from related parties	[2]	$ 0	$ 444

[1]	Related to the above mentioned agreements with related party.
[2]	Related to a shareholders loan from Lioli non-controlling interest. As of December 31, 2025 presented as part of Short-term bank credit and current maturities of long- term bank loan and other line item.